                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Menno Insurance Service d/b/a MMA Capital Management
Address:   1110 North Main Street
           Goshen
           Indiana 46528

13F File Number: 28-6988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Larry D. Miller
Title:   President
Phone:   574/533-9511

Signature, Place, and Date of Signing:


/s/ Larry D. Miller                       Goshen, IN             April 23, 2007
---------------------------     --------------------------     -----------------
[Signature]                             [City, State]                 Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   -0-

Form 13F Information Table Entry Total:   $48,161,352.00

Form 13F Information Table Value Total:   $67,565,458.00
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number     Name

               28-
     -----        -----------------     ----------------------------------------

MENNO INSURANCE SERVICE

           COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
-------------------------------------------------------------------------------------------------------------------------------
                                TITLE OF                VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
        NAME OF ISSUER            CLASS     CUSIP     [x$1000]    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-------------------------------------------------------------------------------------------------------------------------------
AT&T Inc                         Common   00206R102   3,373,000     85,544             Sole                  Sole   85544
Abbott Laboratories              Common   002824100     931,302     16,690             Sole                  Sole   16690
Air Products & Chemicals Inc     Common   009158106     200,432      2,710             Sole                  Sole    2710
Allstate Corp                    Common   020002101     472,072      7,860             Sole                  Sole    7860
Alltel Corp                      Common   020039103     260,400      4,200             Sole                  Sole    4200
American International Group     Common   026874107   2,091,349     31,112             Sole                  Sole   31112
Anadarko Petroleum Corp          Common   032511107     225,215      5,240             Sole                  Sole    5240
Apache Corp                      Common   037411105     250,985      3,550             Sole                  Sole    3550
BB&T Corp                        Common   054937107     257,606      6,280             Sole                  Sole    6280
Bank of America Corp             Common   060505104   3,144,516     61,633             Sole                  Sole   61633
Bank of New York Co Inc          Common   064057102     341,431      8,420             Sole                  Sole    8420
Baxter International Inc         Common   071813109     386,598      7,340             Sole                  Sole    7340
Bear Stearns Co                  Common   073902108     240,560      1,600             Sole                  Sole    1600
Bristol-Myers Squibb Co          Common   110122108     686,505     24,730             Sole                  Sole   24730
CBS Corporation                  Common   124857202     234,625      7,670             Sole                  Sole    7670
Cigna Corp                       Common   125509109     204,004      1,430             Sole                  Sole    1430
Capital One Financial Corp       Common   14040H105     458,948      6,082             Sole                  Sole    6082
Carnival Corporation             Common   143658300     350,981      7,490             Sole                  Sole    7490
Chubb Corp                       Common   171232101     299,169      5,790             Sole                  Sole    5790
Citigroup Inc                    Common   172967101   3,463,037     67,453             Sole                  Sole   67453
Coca Cola Company                Common   191216100   1,284,480     26,760             Sole                  Sole   26760
ConocoPhillips                   Common   20825C104   1,492,764     21,840             Sole                  Sole   21840
Countrywide Financial Co         Common   222372104     242,208      7,200             Sole                  Sole    7200
Deere & Co                       Common   244199105     285,723      2,630             Sole                  Sole    2630
Devon Energy Corp                Common   25179M103     337,101      4,870             Sole                  Sole    4870
Emerson Electric Co              Common   291011104     367,127      8,520             Sole                  Sole    8520
FPL Group Inc                    Common   302571104     280,159      4,580             Sole                  Sole    4580
Federal Home Loan Mortgage       Common   313400301     478,300      8,040             Sole                  Sole    8040
Federal National Mortgage Assn   Common   313586109     682,905     12,512             Sole                  Sole   12512
Fifth Third Bancorp              Common   316773100     263,092      6,800             Sole                  Sole    6800
Ford Motor Co                    Common   345370860     202,726     25,694             Sole                  Sole   25694
General Mills Inc                Common   370334104     203,770      3,500             Sole                  Sole    3500
Hartford Financial Svcs Group    Common   416515104     299,165      3,130             Sole                  Sole    3130
Hewlett Packard Co               Common   428236103     686,635     17,106             Sole                  Sole   17106
Host Marriott Corp               Common   44107P104     246,577      9,372             Sole                  Sole    9372
Huntington Bancshares            Common   446150104     345,886     15,830             Sole                  Sole   15830
IBM Corp                         Common   459200101     947,596     10,053             Sole                  Sole   10053
JPMorgan Chase & Co              Common   46625H100   2,385,376     49,305             Sole                  Sole   49305
KeySpan Corp                     Common   49337W100     355,536      8,640             Sole                  Sole    8640
Kimberly-Clark Corp              Common   494368103     497,991      7,271             Sole                  Sole    7271
Kroger Co                        Common   501044101     213,570      7,560             Sole                  Sole    7560
LSI Logic Corp                   Common   502161102     120,331     11,526             Sole                  Sole   11526
Lehman Brothers Holdings         Common   524908100     414,114      5,910             Sole                  Sole    5910


THURSDAY, APRIL 19, 2007                                             PAGE 1 OF 1

Eli Lilly & Co                   Common   532457108     627,870     11,690             Sole                  Sole   11690
Lincoln National Corp            Common   534187109     207,098      3,055             Sole                  Sole    3055
McDonalds Corp                   Common   580135101     638,809     14,180             Sole                  Sole   14180
Merck & Co Inc                   Common   589331107   1,250,806     28,318             Sole                  Sole   28318
Merrill Lynch Co                 Common   590188108     904,904     11,080             Sole                  Sole   11080
MetLife Inc                      Common   59156R108     567,087      8,980             Sole                  Sole    8980
Morgan Stanley Dean Witter       Common   617446448   1,006,317     12,777             Sole                  Sole   12777
National City Corp               Common   635405103     406,770     10,920             Sole                  Sole   10920
Norfolk Southern Corp            Common   655844108     229,218      4,530             Sole                  Sole    4530
PNC Financial Services Group     Common   693475105     285,001      3,960             Sole                  Sole    3960
Pitney Bowes Inc                 Common   724479100     267,347      5,890             Sole                  Sole    5890
Prudential Financial Inc         Common   744320102     454,910      5,040             Sole                  Sole    5040
Regions Financial Corp           Common   7591EP100     358,829     10,145             Sole                  Sole   10145
Simon Property Group Inc         Common   828806109     279,238      2,510             Sole                  Sole    2510
Sprint Nextel Corp               Common   852061100     709,502     37,421             Sole                  Sole   37421
Suntrust Banks                   Common   867914103     312,230      3,760             Sole                  Sole    3760
Time Warner Inc                  Common   887317105     629,837     31,939             Sole                  Sole   31939
Travelers Cos Inc/The            Common   89417E109     433,833      8,380             Sole                  Sole    8380
Tyco International Ltd           Common   902124106     613,963     19,460             Sole                  Sole   19460
U.S. Bancorp                     Common   902973304     744,511     21,290             Sole                  Sole   21290
Valero Energy Corp               Common   91913Y100     467,552      7,250             Sole                  Sole    7250
Verizon Communications Inc       Common   92343V104   1,380,098     36,395             Sole                  Sole   36395
Vornado Realty Trust             Common   929042109     204,071      1,710             Sole                  Sole    1710
Wachovia Corp                    Common   929903102   1,300,832     23,630             Sole                  Sole   23630
Washington Mutual Inc            Common   939322103     451,852     11,190             Sole                  Sole   11190
Wells Fargo & Company            Common   949746101   1,352,755     39,290             Sole                  Sole   39290
Weyerhaeuser Co                  Common   962166104     204,040      2,730             Sole                  Sole    2730
Williams Companies Inc           Common   969457100     211,742      7,440             Sole                  Sole    7440
Wyeth                            Common   983024100     719,932     14,390             Sole                  Sole   14390
Xerox Corp                       Common   984121103     226,833     13,430             Sole                  Sole   13430
Ace Ltd                          Common   G0070K103     207,698      3,640             Sole                  Sole    3640
Aggregate Total                                      67,565,458  1,566,171


THURSDAY, APRIL 19, 2007                                             PAGE 2 OF 2

FMV OF ALL LISTED SECURITIES

SumOfFair Market Value
----------------------
              48161352

THURSDAY, APRIL 19, 2007                                             PAGE 1 OF 1